K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

October 9, 2020
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520
Neuberger Berman Equity Funds
--Neuberger Berman Focus Fund (Institutional Class, Class A, Class C, Investor Class,
Advisor Class, and Trust Class)
File Nos. 002-11357; 811-00582

Re:  Request for Selective Review for Post-Effective Amendment No. 220
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Neuberger Berman Equity Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 220 to the Registrant’s Registration Statement on Form N-1A (“PEA 220”) on behalf of its series and classes listed above.  PEA 220 includes the prospectus (“Prospectus”) and statement of additional information (“SAI”) relating to the series and classes of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to amend the registration statement to reflect changes to the principal investment strategies and principal risks of Neuberger Berman Focus Fund.  This filing is not intended to affect the prospectus or SAI of any other previously registered series (or class of such series) of the Registrant.

          The form of the Prospectus and the section of the Prospectus titled “Your Investment,” and the form of the SAI and the text of the SAI (except the section titled “Investment Information”) do not differ in any significant way from the corresponding disclosure in the Prospectus and the SAI contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Securities and Exchange Commission
October 9, 2020

●
Post-Effective Amendment No. 210 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Advisor Class, Institutional Class, Investor Class, Trust Class, Class A, and Class C shares of Neuberger Berman Guardian Fund and Neuberger Berman Small Cap Growth Fund (Accession No. 0000898432-18-001090) (October 5, 2018).

●
Post-Effective Amendment No. 217 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Institutional Class, Class A and Class C shares of Neuberger Berman Integrated Large Cap Fund (Accession No. 0000898432-19-001238) (October 10, 2019).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 220.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 220 will become effective on December 15, 2020. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by November 20, 2020.  This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9473 or Melissa T. Herr at (202) 778-9156 with any questions or comments you may have.  Thank you for your attention.

Sincerely,

/s/ Franklin H. Na

Franklin H. Na